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                          SUN CAPITAL ADVISERS TRUST
                         Sun Capital Real Estate Fund

      Supplement dated November 13, 2000 to Prospectus dated May 1, 2001

In "The Funds' Goals and Strategies, Real Estate Fund" on page 5, the list of portfolio managers in the shaded box is replaced in its entirety with the following:

         John T. Donnelly, CFA
         Thomas V. Pedulla
         Richard R. Gable, CFA

In the "About the Portfolio Managers" table on page 39, the section describing the portfolio managers for the Real Estate Fund is replaced in its entirety with the following:

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Fund Manager                          Manager          Positions during past five years
                                      Since
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
John T. Donnelly, CFA                 1998             Vice President, Sun Capital Advisers Trust, since 1998.
                                                       Senior vice president, Sun Capital Advisers, Inc., since
                                                       2000 and previously vice president (1998-2000).  Vice
                                                       president, Investment Products & Services, Sun Life
                                                       Assurance Company of Canada, since 2001 and previously vice president, U.S. Equity (1999-2001).  Prior to that,
                                                       assistant vice president (1997-1999) and senior investment officer, U.S. Public Bonds (1994-1997).
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Thomas V. Pedulla                     1998             Senior vice president, Sun Capital Advisers, Inc., since
                                                       2000 and previously vice president (1998-2000).  Assistant vice president, U.S. Real Estate, Sun Life Assurance
                                                       Company of Canada, since 2000.  Prior to that, senior
                                                       property investments officer (1999-2000) and property
                                                       investments officer (1995-1999).
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Richard R. Gable, CFA                 2001             Vice president, Sun Capital Advisers, Inc., since 2001.
                                                       Investment officer, U.S. Equity, Sun Life Assurance Company of Canada, since 2001 and previously senior investment
                                                       analyst (2000-2001) and investment analyst (1998-2000).
                                                       Prior to that, senior investment analytics specialist,
                                                       Mellon Bank (1995-1998).
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